SHARE-BASED COMPENSATION - Additional Information (Details) - CNY (¥) ¥ in Thousands				1 Months Ended	12 Months Ended
	Jan. 18, 2019	Sep. 01, 2018	Dec. 15, 2017	Jun. 30, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,712,138	845,000
Number of shares granted to exercise					14,457
Fair value of shares , vested					¥ 32,276	¥ 3,712	¥ 0
Unrecognized compensation expense					¥ 91,147	¥ 31,586	0
Unvested share options expense expected to recognize, weighted average vesting period (in years)					2 years 11 months 9 days	3 years 3 months 22 days
Employee stock option
SHARE-BASED COMPENSATION
Share based compensation					¥ 51,664	¥ 29,061	¥ 0
School Principals And Management Team Members | Minimum
SHARE-BASED COMPENSATION
Share based compensation , post vesting forfeiture rate			0.00%
School Principals And Management Team Members | Maximum
SHARE-BASED COMPENSATION
Share based compensation , post vesting forfeiture rate			15.00%
Class A Ordinary Shares
SHARE-BASED COMPENSATION
Number of shares granted to exercise				2,250,000
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members
SHARE-BASED COMPENSATION
Aggregate maximum number of shares provided			845,000
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period			3 years
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members | Maximum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period			5 years
2017 Plan | Class A Ordinary Shares | Management of Can-achieve
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		167,138
Share based compensation, option expiration period		3 years
Share based compensation, vesting of options suspension, threshold period for authorized leave of absence, maximum		90 days
2017 Plan | Class A Ordinary Shares | Member of senior management
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,545,000
Share based compensation, vesting of options suspension, threshold period for authorized leave of absence, maximum	90 days
2017 Plan | Class A Ordinary Shares | Member of senior management | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	1 year
2017 Plan | Class A Ordinary Shares | Member of senior management | Maximum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	6 years